Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance for credit losses and recorded investment in financing receivables
The following table summarizes the Company’s allowance for credit losses and amount of financing receivables evaluated for impairment:

	Finance Leases	Notes Receivable	Total
Allowance for credit losses
Balance at January 1, 2013	$525	$2,047	$2,572
Provision for credit losses	8	4,134	4,142
Recoveries	3	—	3
Write-offs	(97)	(2,047)	(2,144)
Balance at December 31, 2013	$439	$4,134	$4,573
Provision for credit losses	243	—	243
Write-offs	(297)	—	(297)
Balance at December 31, 2014	$385	$4,134	$4,519

Summarizes the Company's aging of past-due notes receivable
The following table summarizes the Company’s aging of past-due notes receivable balances:

	December 31,
	2014	2013
30-59 days past due	$85	$85
60-89 days past due	—	—
> 89 days past due	1,518	—
Total past due	$1,603	$85